NONVESTED SHARES (Tables)	12 Months Ended
Dec. 31, 2019
NONVESTED SHARES
Summary of information regarding the nonvested shares granted and vested

		Weighted average
		grant date
	Number of Shares	fair value

Outstanding at January 1, 2019	548,780	$5.07
Granted	1,829,000	$0.54
Forfeited	(104,476)	$1.52
Vested	(1,813,304)	$0.54
Outstanding at December 31, 2019	460,000	$5.74

Schedule of share-based compensation expenses

	Year ended December 31,
	2017	2018	2019

Fulfillment	$214	$47	$238
Selling and marketing	456	99	408
General and administrative	1,195	259	1,414
Total	$1,865	$405	$2,060